Other investments (Tables)	12 Months Ended
Dec. 31, 2018
Other investments
end of	2018	2017
Other investments (CHF million)
Equity method investments	2,467	3,066
Equity securities (without a readily determinable fair value) [1]	1,207	1,292
of which at net asset value	530	742
of which at measurement alternative	227	175
of which at fair value	208	161
of which at cost less impairment	242	214
Real estate held-for-investment [2]	79	232
Life finance instruments [3]	1,137	1,374
Total other investments	4,890	5,964
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group has neither significant influence nor control over the investee.

2
As of the end of 2018 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative – impairments and adjustments
in / end of	2018	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(7)

Bank
Other investments
end of	2018	2017
Other investments (CHF million)
Equity method investments	2,429	3,027
Equity securities (without a readily determinable fair value) [1]	1,202	1,283
of which at net asset value	526	734
of which at measurement alternative	227	175
of which at fair value	208	161
of which at cost less impairment	241	213
Real estate held-for-investment [2]	56	209
Life finance instruments [3]	1,137	1,374
Total other investments	4,824	5,893
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2018 and 2017, real estate held for investment included foreclosed or repossessed real estate of CHF 3 million and CHF 41 million, respectively, all related to residential real estate.

3 Includes life settlement contracts at investment method and SPIA contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative – impairments and adjustments
in / end of	2018	Cumulative
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(4)	(7)